Stradley Ronon Stevens & Young, LLP

Suite 2600

2005 Market Street

Philadelphia, PA 19103-7018

Telephone 215.564.8000

Fax 215.564.8120

www.stradley.com

Joel D. Corriero

JCorriero@stradley.com

(215) 564-8528

November 28, 2022

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:

ETFis Series Trust I (the “Trust”)

File Nos. 333-187668 and 811-22819

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the form of Prospectus and Statement of Additional Information relating to the Virtus Reaves Utilities ETF series of the Trust that would have been filed under paragraph (c) of Rule 497 would not have differed from that filed in Post-Effective Amendment No. 171, Amendment No. 172, to the Trust’s Registration Statement on Form N-1A.

If you have any questions or comments regarding this filing, please call me at the above number, or in my absence, Michael D. Mabry at (215) 564-8011.

Very truly yours,

/s/ Joel D. Corriero

Joel D. Corriero

cc: William Smalley

       Michael Mabry

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